Annual Total Returns - VIPSectorFunds-ServiceClass2ComboPRO - VIPSectorFunds-ServiceClass2ComboPRO - VIP Health Care Portfolio - VIP Health Care Portfolio - Service Class 2	Apr. 30, 2025
Bar Chart Table:
Annual Return, Inception Date	Apr. 11, 2019
Annual Return 2020	21.28%
Annual Return 2021	11.45%
Annual Return 2022	(12.62%)
Annual Return 2023	4.01%
Annual Return 2024	4.86%